April 5, 2013

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-                     and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Registration Statement on Form N-4 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940 (the “1940 Act”) for certain variable annuity contracts (the “Registration Statement”).

This is a new Registration Statement, that includes two prospectuses and SAI’s, each being offered through different marketing channels. The ProFreedom B share will be offered through registered representatives. The ProStrategies I share will be offered through registered investment advisors.

Please note that the Registration Statement does not include some of the required exhibits and certain updating and financial information, all of which will be filed by pre-effective amendment.

We are seeking an effective date in June 2013.

Please contact the undersigned at (212) 598-7469 or Patrick Ivkovich at (212) 598-8714 with any comments or questions concerning this filing.

Thank you for your attention to this matter.

Very truly yours,

/s/ Sheri Kocen
Sheri Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-7469

Facsimile: 212-919-2691

E-mail: sheri_kocen@glic.com